Business Combinations (Tables)	12 Months Ended
Dec. 31, 2021
Business Acquisition [Line Items]
Summary of Loss Recorded on Disposition
As a result of the disposition, during the year ended December 31, 2020, the Company recorded a loss on the disposition of $9.6 million, calculated as follows (in thousands):

Carrying value of net assets divested	$(10,182)
Closing net working capital	(552)
Cash received for disposition at closing	500
Cash expected to be received post-closing	600

Loss on divestitures, net	$(9,634)

Shoflo, LLC
Business Acquisition [Line Items]
Summary of Allocation of Purchase Price Between Net Assets Assumed and Intangible Asset	The table below outlines the preliminary allocation of the purchase price between the net assets assumed and intangible asset (in thousands):

Allocation of purchase price:
Cash and cash equivalents	$176
Other current assets	86
Non-current assets	84
Current liabilities	(821)
Non-current liabilities	(38)
Trademarks	401
Developed technology	4,933
Goodwill	12,251

Total purchase consideration	$17,072

Summary of Identifiable Intangible Assets Acquired and Their Useful Lives	The following table summarizes the identifiable intangible assets acquired as of the acquisition date and their useful lives (in thousands, except for useful life):
SummitSync, Inc.
Business Acquisition [Line Items]
Summary of Allocation of Purchase Price Between Net Assets Assumed and Intangible Asset	The table below outlines the allocation of the purchase price between the net assets assumed and intangible asset (in thousands):

Customer relationships	$1,501
Non-current assets	5
Current liabilities	(106)

Total purchase consideration	$1,400

Summary of Identifiable Intangible Assets Acquired and Their Useful Lives	The following table summarizes the identifiable intangible asset acquired as of the acquisition date and its useful life (in thousands, except for useful life):

	Fair value acquired	Useful life (years)

Customer relationships	$1,501	7

Total intangible assets	$1,501

Wedding Spot, LLC
Business Acquisition [Line Items]
Summary of Allocation of Purchase Price Between Net Assets Assumed and Intangible Asset	The table below outlines the allocation of the purchase price between the net assets assumed, intangible assets and goodwill (in thousands):

Other current assets	$104
Non-current assets	10
Current liabilities	(191)
Non-current liabilities	(2)
Trademarks	1,005
Customer relationships	1,520
Developed technology	3,477
Goodwill	1,077

Total purchase consideration	$7,000

Summary of Identifiable Intangible Assets Acquired and Their Useful Lives	The following table summarizes the identifiable intangible assets acquired as of the acquisition date and their useful lives (in thousands, except for useful life):

	Fair value acquired	Useful life (years)

Trademarks	$1,005	7
Customer relationships	1,520	10
Developed technology	3,477	5

Total intangible assets	$6,002

DoubleDutch, Inc.
Business Acquisition [Line Items]
Summary of Allocation of Purchase Price Between Net Assets Assumed and Intangible Asset	The table below outlines the allocation of the purchase price between the net assets assumed, intangible assets and goodwill (in thousands):

Cash and cash equivalents	$1,768
Other current assets	453
Non-current assets	620
Current liabilities	(4,219)
Non-current liabilities	(433)
Trademarks	130
Customer relationships	9,212
Developed technology	1,285
Goodwill	3,683

Total purchase consideration	$12,499

Summary of Identifiable Intangible Assets Acquired and Their Useful Lives	The following table summarizes the identifiable intangible assets acquired as of the acquisition date and their useful lives (in thousands, except for useful life):

	Fair value acquired	Useful life (years)

Trademarks	$130	2
Customer relationships	9,212	7
Developed technology	1,285	2

Total intangible assets	$10,627